RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Components of restricted cash and cash equivalents
Our short-term restricted cash and investment balances in respect of our debt and lease obligations are as follows:

(in thousands of $)	2014	2013
Total security lease deposits for lease obligations	5,671	5,639
Restricted cash relating to the Golar Freeze facility (see note 21)	10,008	8,832
Restricted cash relating to the NR Satu facility (see note 21)	10,152	9,980
	25,831	24,451

Schedule of Long-term Restricted Cash
Our restricted cash balances in respect of our debt and capital lease obligations are as follows:

(in thousands of $)	2014	2013
Methane Princess Lease security deposits	142,513	151,364
Restricted cash relating to the cross currency interest rate swap (see note 24)	9,710	—
Total security deposits for lease obligations	152,223	151,364
Included in short-term restricted cash and short-term investments	(5,671)	(5,639)
Long-term restricted cash	146,552	145,725